Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury stocks CNY (¥) shares	Treasury stocks USD ($) shares	Shares to be issued CNY (¥)	Shares to be issued USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated other comprehensive Income CNY (¥)	Accumulated other comprehensive Income USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)	¥ 420,776		¥ (16,482)		¥ 33,923		¥ 39,208		¥ 665,099		¥ 18,070		¥ 1,892		¥ 1,162,486
Balance at Dec. 31, 2022	¥ 420,776		¥ (16,482)		33,923		39,208		665,099		18,070		1,892		1,162,486
Balance (in Shares) at Dec. 31, 2022 | shares	39,609,726	39,609,726
Balance (in Shares) at Dec. 31, 2022 | shares			(794,120)	(794,120)
Issuance of shares for achievement of earnout target	¥ 13,106				(13,106)
Issuance of shares for achievement of earnout target (in Shares) | shares	995,118	995,118
Share-based compensation	¥ 13,637														13,637
Share-based compensation (in Shares) | shares	434,093	434,093
Shares to be issued for achievement of earnout target					9,960										9,960
Acquisition of SJ Verse Global Media LLC													(288)		(288)
Capital contribution by non-controlling shareholders													1,751		1,751
Treasury stocks			¥ (2,734)												(2,734)
Treasury stocks (in Shares) | shares			(119,725)	(119,725)
Reallocation and appropriation of statutory reserve							5,490		(5,490)
Foreign currency translation adjustments											(105)		(4)		(109)
Net income (loss)									(30,788)				(4,188)		(34,976)
Balance at Dec. 31, 2023	¥ 447,519		¥ (19,216)		30,777		44,698		628,821		17,965		(837)		1,149,727
Balance (in Shares) at Dec. 31, 2023 | shares	41,038,937	41,038,937
Balance (in Shares) at Dec. 31, 2023 | shares			(913,845)	(913,845)
Balance (in Dollars)	¥ 447,519		¥ (19,216)		30,777		44,698		628,821		17,965		(837)		1,149,727
Issuance of shares for achievement of earnout target	¥ 9,960				(9,960)
Issuance of shares for achievement of earnout target (in Shares) | shares	403,089	403,089
Share-based compensation	¥ 10,579														10,579
Share-based compensation (in Shares) | shares	405,758	405,758
Capital contribution by non-controlling shareholders													245		245
Treasury stocks			¥ (736)												(736)
Treasury stocks (in Shares) | shares			(134,333)	(134,333)
Reallocation and appropriation of statutory reserve							6,007		(6,007)
Foreign currency translation adjustments											(998)		(184)		(1,182)
Net income (loss)									39,685				(13,002)		26,683
Balance at Dec. 31, 2024	¥ 468,058		¥ (19,952)		20,817		50,705		662,499		16,967		(13,778)		1,185,316
Balance (in Shares) at Dec. 31, 2024 | shares	41,847,784	41,847,784
Balance (in Shares) at Dec. 31, 2024 | shares			(1,048,178)	(1,048,178)
Balance (in Dollars)	¥ 468,058		¥ (19,952)		20,817		50,705		662,499		16,967		(13,778)		1,185,316
Share-based compensation	¥ 7,504														7,504
Share-based compensation (in Shares) | shares	614,984	614,984
Reallocation and appropriation of statutory reserve							(16,614)		16,614
Non-controlling shareholder from acquisitions													(869)		(869)
Foreign currency translation adjustments											(4,100)		606		(3,494)
Net income (loss)									(587,089)				(7,911)		(595,000)	$ (85,084)
Balance at Dec. 31, 2025	¥ 475,562	$ 68,005	¥ (19,952)	$ (2,853)	20,817	$ 2,977	34,091	$ 4,875	92,024	$ 13,159	12,867	$ 1,840	(21,952)	$ (3,139)	593,457	84,864
Balance (in Shares) at Dec. 31, 2025 | shares	42,462,768	42,462,768
Balance (in Shares) at Dec. 31, 2025 | shares			(1,048,178)	(1,048,178)
Balance (in Dollars)	¥ 475,562	$ 68,005	¥ (19,952)	$ (2,853)	¥ 20,817	$ 2,977	¥ 34,091	$ 4,875	¥ 92,024	$ 13,159	¥ 12,867	$ 1,840	¥ (21,952)	$ (3,139)	¥ 593,457	$ 84,864